Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

December 22, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab U.S. TIPS ETF	Schwab Short-Term U.S. Treasury ETF
	Schwab Intermediate-Term U.S. Treasury ETF	Schwab U.S. Aggregate Bond ETF
(the Funds) each a series of Schwab Strategic Trust (the Registrant)
(File Nos. 333-160595 and 811-22311)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated December 15, 2016 to Funds’ prospectus, dated April 29, 2016, as supplemented June 30, 2016 and October 7, 2016. The purpose of this filing is to submit, in XBRL, the 497 dated December 15, 2016.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0650.

Respectfully,

/s/ Catherine MacGregor
Catherine MacGregor
Vice President and Corporate Counsel